Fair Value Measurements (Details) - Schedule of information regarding Level 3 fair value measurements inputs as their measurement dates - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Schedule of information regarding Level 3 fair value measurements inputs as their measurement dates [Abstract]
Stock Price (in Dollars per share)	$ 12.71	$ 10.24
Volatility	45.00%	16.00%
Expected life of the options to convert	5 years 3 months	5 years 6 months
Risk-free rate	0.98%	0.43%
Dividend yield	0.00%	0.00%